Concentrations of Credit Risk and Major Customers and Suppliers (Tables)	12 Months Ended
Dec. 31, 2019
Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Schedules of concentrations of credit risk
	For the Years Ended December 31,
Customer	2019		2018		2017
Everbright Environmental Energy (Jinan) Co., Ltd	12.81%		*	%	* %
Entity A, a related party	28.21%		40.25%		35.19%
Government of Jiangshan Town, Laixi District, Qingdao City, Shandong Province, PRC ("Jiangshan Town")	*	%	35.87%		31.70%
Beijing Aritime Intelligent Control Co., Ltd. ("Beijing Aritime")	*	%	*	%	13.34%

*	Less than 10%

Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Schedules of concentrations of credit risk
	For the Years Ended December 31,
Supplier	2019		2018		2017
Dalian Huarui Heavy Industry Group Limited by Share Ltd. ("Dalian Huarui")	*	%	*	%	43.35%
Entity A, a related party	12.47%		14.70%		*	%